Intangible Assets and Goodwill (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Intangible Assets and Goodwill (Textual)
Amortization expense	$ 0	$ 553
Goodwill	10,225
Customer relationships and non-compete agreements value	$ 2,350
Intangible assets and goodwill, description	Those intangible assets related to the outsourced vendor relationships and non-compete agreements were recorded as part of the acquisition of 440labs. Goodwill of $3,222 was recorded in the Trend Holdings acquisition, and $7,003 was recorded in the Banner Midstream acquisition as fully described in Note 15.